Net financial income (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income:
Discounts obtained	R$ 190,000	R$ 800,000	R$ 82,000
Interest charged	1,259,000	820,000	830,000
Revenues from interest eaning bank deposit	13,744,000	6,441,000	3,714,000
Monetary Variation	17,035,000	258,000	40,000
Foreign exchange income	9,513,000	315,000	5,636,000
Other finance income	1,744,000	933,000	474,000
Finance income	43,485,000	9,567,000	10,776,000
Financial expenses:
Interest paid	(7,194,000)	(4,732,000)	(1,610,000)
Interest on Right of Use	3,434,000	4,183,000	978,000
Interest expense on borrowings	(54,546,000)	(27,329,000)	(7,454,000)
Interest on debentures	89,069,000	52,371,000	0
Discounts given	95,521,000	1,529,000	830,000
Bank expenses	3,812,000	2,478,000	362,000
IOF	824,000	3,469,000	1,108,000
Intercompany interest	8,284,000	4,613,000	0
Exchange variation	289,000	402,000	0
Foreign exchange costs	(15,262,000)	(8,518,000)	(163,000)
Other finance income (cost)	(16,592,000)	(3,917,000)	(299,000)
Finance costs	(294,827,000)	(113,541,000)	(12,804,000)
Finance income (cost)	R$ (251,342,000)	R$ (103,974,000)	R$ (2,028,000)